Shareholders' Equity (Deficit) (Details) - USD ($)								1 Months Ended						3 Months Ended				7 Months Ended	9 Months Ended		12 Months Ended
	Oct. 12, 2021	Oct. 12, 2021	Sep. 02, 2020	Jun. 04, 2020	May 11, 2020	May 04, 2020	Apr. 05, 2019	Mar. 26, 2021	Oct. 26, 2020	Sep. 30, 2020	Aug. 28, 2020	Jul. 21, 2020	May 28, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 08, 2021
Shareholders' Equity (Deficit) (Details) [Line Items]
Allocation shares, authorized														1,000	1,000			1,000	1,000		1,000
Allocation shares, outstanding														1,000	1,000			1,000	1,000		1,000	1,000
Ownership of allocation shares by manager														100.00%	100.00%			100.00%	100.00%		100.00%
Allocation of profit														20.00%	20.00%			20.00%	20.00%		20.00%
Issued and outstanding, shares																			1,000		1,000
Senior convertible preferred shares										4,450,460
Dividends rate (in Dollars per share)														$ 2					$ 2
Common shares calculated based percentage																			80.00%
Calculated based fixed price per share (in Dollars per share)																			$ 1.57
Dividend payment date per share (in Dollars per share)																			$ 1.57
Accumulated accrued and unpaid dividends percentage																			115.00%		115.00%
Conversion price (in Dollars per share)														$ 1.75	$ 2			$ 2	$ 1.75		$ 2
Ownership common shares outstanding																			4.99%		4.99%
Shareholder limitation, description																			This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.		This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.
Convertible preferred shares percentage																			115.00%		115.00%
Consolidations adjustments to conversion price, description																			• On the first day of the 12th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall increase by five percent (5.0%) per annum and the conversion price shall adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 24th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall increase by an additional five percent (5.0%) per annum, the stated value shall increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 36th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall increase by an additional five percent (5.0%) per annum, the stated value shall increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding the third adjustment date.		• On the first day of the 12th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by five percent (5.0%) per annum and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 24th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 36th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding the third adjustment date.
Conversion price, description																			Notwithstanding the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $0.0075.		Notwithstanding the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $0.0075.
Sale of stock, shares								1,818,182	442,443	2,189,835										2,189,835
Sale of stock price (in Dollars per share)								$ 1.65		$ 1.9						$ 1.9				$ 1.9
Purchase price unit (in Dollars)									$ 840,640	$ 4,160,684
Exercise price per share (in Dollars per share)								$ 2.5	$ 2.5
Deemed dividend of beneficial conversion feature (in Dollars)								$ 1,527,086		$ 2,874,478											$ 2,874,478
Aggregate gross proceeds (in Dollars)								$ 3,000,000
Convertible preferred shares amount (in Dollars)														$ 314,093					$ 314,093
Accrued dividends (in Dollars)																			$ 676,339
Common shares, authorized														500,000,000	500,000,000			500,000,000	500,000,000		500,000,000	500,000,000
Common Shares, issued														4,842,851	4,444,013			4,444,013	4,842,851		4,444,013
Common Shares, outstanding														4,842,851	4,444,013			4,444,013	4,842,851		4,444,013
Common stock fair value (in Dollars)				$ 245,000
Common stock issued upon acquisition								398,838
Issued per share (in Dollars per share)								$ 1.9
Purchase price per unit (in Dollars per share)								$ 1.65
Issued common shares								398,838
Estimated fair value (in Dollars per share)															$ 2.5			$ 2.5			$ 2.5
Common stock exercise price (in Dollars per share)														$ 2.5	$ 2.5			$ 2.5	$ 2.5		$ 2.5
Warrant term description																			The warrants have a term of three years and are callable by the Company after one year if the 30-day average stock price is in excess of $5 and the trading volume in the Company’s shares exceed 100,000 shares a day over such period. The Company can also redeem the warrants during the term for $0.50 a warrant in the first year; $1.00 a warrant in the second year; and $1.50 a warrant in the third year.		The warrants have a term of three years and are callable by the Company after one year if the 30-day average stock price is in excess of $5 and the trading volume in the Company’s shares exceed 100,000 shares a day over such period. The Company can also redeem the warrants during the term for $0.50 a warrant in the first year; $1.00 a warrant in the second year; and $1.50 a warrant in the third year.
Volume weighted average price																					80.00%
Additional equity interest																					10.00%
Aggregate gross proceeds (in Dollars)																				$ 4,160,684
Warrant description									Each unit consists of one (1) series A senior convertible preferred share and a three-year warrant to purchase one (1) common share at an exercise price of $2.50 per common share (subject to adjustment), which may be exercised on a cashless basis under certain circumstances.
Common shares, issued														4,842,851	4,444,013			4,444,013	4,842,851		4,444,013	3,165,625
Common shares, outstanding														4,842,851	4,444,013			4,444,013	4,842,851		4,444,013	3,165,625
Common shares, voting rights																					one
Common stock shares upon conversion value (in Dollars)																$ 100,000	$ 275,000				$ 275,000
Common stock issued upon acquisition, value (in Dollars)																3,675,000	1,037,500
Fair market value of services (in Dollars)																	245,000				245,000
Warrant exercise price (in Dollars per share)			$ 1.25					$ 2.5
Warrant for proceeds (in Dollars)			$ 62,500
Exercised options for proceeds (in Dollars)																				150,000
Sold an additional units									442,443
Aggregate purchase price (in Dollars)									$ 840,640
Net loss attributable to non-controlling interests (in Dollars)														$ (65,008)		$ (233,897)			$ (106,628)	$ (669,811)	$ (595,731)	$ (514,019)
Subsequent Event [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Senior convertible preferred shares		2,632,278
Sale of stock, shares								1,818,182
Sale of stock price (in Dollars per share)																							$ 2.5
Aggregate gross proceeds (in Dollars)								$ 1.65
Service Providers [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued upon services																					50,000
Fair market value of services (in Dollars)																					$ 87,550
Goedeker [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Loan and security agreement, description							Goedeker, as borrower, and Holdco entered into a loan and security agreement with SBCC for a term loan in the principal amount of $1,500,000, pursuant to which Goedeker issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of Goedeker equal to 5.0% of the outstanding equity securities of Goedeker on a fully-diluted basis for an aggregate price equal to $100. At December 31, 2019 the warrants were valued at $122,344. On August 4, 2020, SBCC converted the warrant into 250,000 shares of Goedeker’s common stock
Leonite [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued						100,000
Common stock outstanding (in Dollars)						$ 100,000
Loss on conversion of debt (in Dollars)						175,000
Asien's Seller [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued													415,000
Common stock fair value (in Dollars)													$ 1,037,500
Service Provider [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued				100,000
Common stock issued upon services				100,000
Fair market value of services (in Dollars)				$ 245,000
Director One [Member] | Options [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Exercise price per share description					On May 11, 2020, the Company granted options to directors Paul A. Froning and Robert D. Barry to purchase 60,000 and 30,000 common shares, respectively, each at an exercise price of $2.50 per share.
Granted options to directors					30,000
Date of grant and terminate, terms					The options vested immediately on the date of grant and terminate on May 11, 2025.
Director [Member] | Options [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted options to directors					60,000
Exercise price per share (in Dollars per share)					$ 2.5
Series A Convertible Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Dividend rate, Percentage																			14.00%
Sale of stock price (in Dollars per share)								$ 1.65
Exercise price per share (in Dollars per share)								$ 2.5
Aggregate gross proceeds (in Dollars)								$ 3,000,000
Aggregate amount (in Dollars)								$ 1,818,182
Dividend yield								0.00%
Weighted average risk-free interest rate								0.16%
Principal amount (in Dollars)								$ 1,472,914
Series A senior convertible preferred shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Senior convertible preferred shares																				3,157,895
Dividend rate, Percentage																					14.00%
Dividends rate (in Dollars per share)															$ 2			$ 2			$ 2
Series A Preferred Stock [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Sale of stock, shares																				2,189,835
Sale of stock price (in Dollars per share)								$ 3,000		$ 1.9						$ 1.9				$ 1.9
Aggregate gross proceeds (in Dollars)																				$ 4,160,654
Dividend yield																					0.00%
Weighted average risk-free interest rate																					0.16%
Principal amount (in Dollars)																					$ 2,209,566
Warrant term																					3 years
Expected life																					3 years
Series A Preferred Stock [Member] | Subsequent Event [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Aggregate gross proceeds (in Dollars)	$ 6,395,645
Leonite [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Sale of stock, shares							50,000
Loss on conversion of debt (in Dollars)						$ 175,000
Dividend yield																					0.00%
Expected volatility																					128.52%
Weighted average risk-free interest rate																					0.36%
Principal amount (in Dollars)																					$ 448,211
Common shares, issued			180,000
Common stock shares issued upon conversion						100,000						50,000
Common stock shares upon conversion value (in Dollars)						$ 100,000						$ 50,000
Loss on conversion debt (in Dollars)												$ 50,000
Common stock shares issued upon warrant			180,000
Warrant exercise price (in Dollars per share)					$ 1.25
Shares issuable upon warrants exercised					200,000		200,000
Warrant term					5 years
Amendment, description			Pursuant to the amendment, the parties amended the warrant to allow for the conversion of the warrant into 180,000 common shares in exchange for Leonite’s surrender of the remaining 20,000 common shares underlying this warrant, as well as all 200,000 common shares underlying the second warrant issued to Leonite on May 11, 2020.
Expected life																					5 years
Asiens [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued upon acquisition													415,000
Common stock issued upon acquisition, value (in Dollars)													$ 1,037,500
Purchase price (in Dollars per share)													$ 2.5
Shares distributed to stockholders											415,000
Common stock outstanding, percentage											95.00%
Distribution shares received											394,112
Minimum [Member] | Series A Convertible Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility								62.52%
Estimated fair value (in Dollars per share)								$ 2.6
Minimum [Member] | Series A Preferred Stock [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility																					62.52%
Estimated fair value (in Dollars per share)															2.6			2.6			$ 2.6
Maximum [Member] | Series A Convertible Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility								63.25%
Estimated fair value (in Dollars per share)								$ 5.25
Maximum [Member] | Series A Preferred Stock [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility																					63.25%
Estimated fair value (in Dollars per share)															$ 5.25			$ 5.25			$ 5.25
Noncontrolling Interest [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock shares upon conversion value (in Dollars)
Common stock issued upon acquisition, value (in Dollars)
Fair market value of services (in Dollars)
Noncontrolling Interest [Member] | 1847 Neese [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Acquisition interest acquired																					55.00%
Noncontrolling interest, ownership percentage															45.00%			45.00%			45.00%
Net loss attributable to non-controlling interests (in Dollars)																					$ 545,610	$ 514,019
Noncontrolling Interest [Member] | 1847 Goedeker [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Acquisition interest acquired																					95.00%
Noncontrolling Interest [Member] | 1847 Asien [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Acquisition interest acquired																					92.50%
Noncontrolling interest, ownership percentage															5.00%			5.00%			5.00%
Net loss attributable to non-controlling interests (in Dollars)																		$ 18,479
Noncontrolling Interest [Member] | 1847 Cabinet [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Noncontrolling interest, ownership percentage															7.50%			7.50%			7.50%
Net loss attributable to non-controlling interests (in Dollars)															$ 28,538